Restatement of Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restatement of Financial Statements
Note 2 - Restatement of Previously Issued Financial Statements
In preparation of the Company’s unaudited condensed consolidated financial statements as of and for the quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”), paragraph
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity, representing net tangible assets of $5,000,001. As a result, the Company restated its previously filed financial statements to present all Class A ordinary shares as temporary equity and to recognize the remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 8-K filed with the SEC on September 25, 2020 (the “Post-IPO Balance Sheet”) and the Company’s Form 10-Qs for the quarterly periods ended September 30, 2020, March 31, 2021, and June 30, 2021 and the Company’s 10-K/A filed with the SEC on May 24, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet and the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report. The previously presented Post-IPO Balance Sheet and Affected Quarterly Periods should no longer be relied upon.
Impact of the Restatement
The change in the carrying value of the Class A ordinary shares subject to possible redemption in the Post-IPO Balance Sheet resulted in a decrease of approximately $5.7 million in additional paid-in-capital and an increase of approximately $26.1 million to accumulated deficit, as well as a reclassification of $31.9 million Class A ordinary shares from permanent equity to temporary equity.

As of September 21, 2020	As Reported	Adjustment	As Restated
Total assets	$252,174,258		$252,174,258

Total liabilities	$29,049,500		$29,049,500

Class A ordinary shares subject to possible redemption	218,124,750	31,875,250	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,747,460	(5,747,460)	—
Accumulated deficit	(748,490)	(26,127,471)	(26,875,961)

Total shareholders’ equity (deficit)	$5,000,008	$(31,875,250)	$(26,875,242)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,174,258	$—	$252,174,258

The impact of the restatement on the balance sheets and statements of shareholders’ equity for the Affected Quarterly and Annual Periods is presented below. The restatement had no impact on net income or net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statements of shareholders’ equity as of September 30, 2020:

As of September 30, 2020	As Reported	Adjustment	As Restated
Total assets	$252,167,049		$252,167,049

Total liabilities	$29,066,145		$29,066,145

Class A ordinary shares subject to possible redemption	218,100,900	31,899,100	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,776,310	(5,776,310)	—
Accumulated deficit	(777,344)	(26,122,471)	(26,899,815)

Total shareholders’ equity (deficit)	$5,000,004	$(31,899,100)	$(26,899,096)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,167,049	$—	$252,167,049

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through September 30, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	218,100,900	(218,100,900)	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of December 31, 2020:

As of December 31, 2020	As Reported	Adjustment	As Restated
Total assets	$250,827,490		$250,827,490

Total liabilities	$30,243,507		$30,243,507

Class A ordinary shares subject to possible redemption	215,583,980	34,416,020	250,000,000
Preference shares	—	—	—
Class A ordinary shares	344	(344)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	8,293,299	(8,293,299)	—
Accumulated deficit	(3,294,265)	(26,122,377)	(29,416,642)

Total shareholders’ equity (deficit)	$5,000,003	$(34,416,020)	$(29,416,017)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,827,490	$—	$250,827,490

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through December 31, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	(215,583,980)	215,583,980	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of March 31, 2021:

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,663,379		$250,663,379

Total liabilities	$20,840,433		$20,840,433

Class A ordinary shares subject to possible redemption	224,822,940	25,177,060	250,000,000
Preference shares	—	—	—
Class A ordinary shares	252	(252)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	—	—	—
Accumulated deficit	4,999,129	(25,176,808)	(20,177,679)

Total shareholders’ equity (deficit)	$5,000,006	$(25,177,060)	$(20,177,054)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,663,379	$—	$250,663,379

For the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$(9,238,960)	$9,238,960	$—
The tables below present the effect of the financi
a
l statement adjustments related to the restat
e
ment discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of June 30, 2021:

As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,304,732		$250,304,732

Total liabilities	$27,266,392		$27,266,392

Class A ordinary shares subject to possible redemption	218,038,330	31,961,670	250,000,000
Preference shares	—	—	—
Class A ordinary shares	320	(320)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	6,784,542	(6,784,542)	—
Accumulated deficit	(1,785,477)	(25,176,808)	(26,962,285)

Total shareholders’ equity (deficit)	$5,000,010	$(31,961,670)	$(26,961,660)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,304,732	$—	$250,304,732

For the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$6,784,610	$(6,784,610)	$—

In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly and Annual Periods:

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to ordinary shares subject to possible redemption	$3,321	$7,387,849	$7,391,170
Weighted average shares outstanding	21,568,664	3,431,336	25,000,000
Basic and diluted earnings per share	$—	$0.30	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,293	$(5,430,978)	$(5,427,685)
Weighted average shares outstanding	22,474,838	2,525,162	25,000,000
Basic and diluted earnings per share	$—	$(0.22)	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to ordinary shares subject to possible redemption	$6,514	$1,956,972	$1,963,486
Weighted average shares outstanding	22,024,254	2,975,746	25,000,000
Basic and diluted earnings per share	$—	$0.08	$0.08

	EPS for Class B ordinary shares (non-redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to non-redeemable ordinary shares	$9,235,642	$(7,387,849)	$1,847,793
Weighted average shares outstanding	9,681,336	(3,431,336)	6,250,000
Basic and diluted earnings per share	$0.95	$(0.65)	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Loss allocable to non-redeemable ordinary shares	$(6,787,899)	$5,430,978	$(1,356,921)
Weighted average shares outstanding	8,775,162	(2,525,162)	6,250,000
Basic and diluted earnings per share	$(0.77)	$0.55	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to non-redeemable ordinary shares	$2,447,843	$(1,956,972)	$490,871
Weighted average shares outstanding	9,225,746	(2,975,746)	6,250,000
Basic and diluted earnings per share	$0.27	$(0.19)	$0.08

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,841	$(2,378,506)	$(2,374,665)
Weighted average shares outstanding	21,810,415	(18,022,536)	3,787,879
Basic and diluted earnings per share	$—	$(0.08)	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$—	$(293,337)	$(293,337)
Weighted average shares outstanding	21,719,426	(5,580,185)	16,139,241
Basic and diluted earnings per share	$—	$(0.15)	$(0.15)

	EPS for Class B ordinary shares (non- redeemable)
	As Previously Reported, As Restated	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Loss allocable to non-redeemable ordinary shares	$(777,344)	$293,337	$(484,007)
Weighted average shares outstanding	6,732,994	(482,994)	6,250,000
Basic and diluted earnings per share	$(0.12)	$0.04	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Loss allocable to non-redeemable ordinary shares	$(3,298,105)	$2,378,505	$(919,600)
Weighted average shares outstanding	8,310,766	(2,060,766)	6,250,000
Basic and diluted earnings per share	$(0.40)	$0.25	$(0.15)

ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restatement of Financial Statements
Note 2—Restatement of Financial Statements
Amendment No. 1
In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in September 2020, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on September 21, 2020 the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity
(“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on September 21, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements for the periods beginning with the period from July 3, 2020 through December 31, 2020 and the period from July 3, 2020 through September 30, 2020 (collectively, the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon. The Warrants were issued in connection with the Company’s Initial Public Offering of 25,000,000 Units and the sale of Private Placement warrants completed on September 21, 2020. Each Unit consists of one of the Company’s Class A ordinary shares, $0.0001 par value, and one-quarter of one redeemable warrant. Each whole Warrant entitles the holder to purchase one of Class A ordinary share at a price of $11.50 per share. The Warrants will expire worthless five years from the date of completion of our initial business combination. The material terms of the warrants are more fully described in Note 8—Derivative Warrant Liabilities. See restated Note 9—Fair Value Measurements.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the period from July 21, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$250,827,490	$—	$250,827,490

Liabilities and shareholders’ equity
Total current liabilities	$139,107	$—	$139,107
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	21,354,400	21,354,400

Total liabilities	8,889,107	21,354,400	30,243,507
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	236,938,380	(21,354,400)	215,583,980
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	131	213	344
Class B ordinary shares—$0.0001 par value	625	—	625
Additional paid-in-capital	5,703,622	2,589,677	8,293,299
Accumulated deficit	(704,375)	(2,589,890)	(3,294,265)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$250,827,490	$—	$250,827,490

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(708,829)	$—	$(708,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,854,400)	(1,854,400)
Financing costs—derivative warrant liabilities	—	(735,490)	(735,490)
Gain on marketable securities (net), and dividends held in Trust Account	4,454	—	4,454

Total other (expense) income	4,454	(2,589,890)	(2,585,436)

Net loss	$(704,375)	$(2,589,890)	$(3,294,265)

Basic and Diluted weighted-average Class A ordinary share outstanding	23,734,800		21,719,426

Basic and Diluted net income per Class A ordinary shares	$0.00		$—

Basic and Diluted weighted-average Class B ordinary share outstanding	7,052,256		8,310,766

Basic and Diluted net loss per Class B ordinary shares	$(0.10)		$(0.40)

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(704,375)	$(2,589,890)	$(3,294,265)
Adjustments to reconcile net loss to net cash used in operating activities	11,546	2,589,890	2,601,436
Net cash used in operating activities	(976,685)	—	(976,685)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,446,758	—	251,446,758
Net change in cash	$470,073	$—	$470,073

In addition, the impact to the balance sheet dated September 21, 2020, filed on Form 8-K on September 25, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $19.5 million increase to the derivative warrant liabilities line item at September 21, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.
Quarterly Financial Information (Unaudited)
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement of the Company’s financial statements. The restatement had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form
10-Q
for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the quarterly period ended September 30, 2020 contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,167,049	$—	$252,167,049

Liabilities and shareholders’ equity
Total current liabilities	$816,145	$—	$816,145
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	19,500,000	19,500,000
Total liabilities	9,566,145	19,500,000	29,066,145
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	237,600,900	(19,500,000)	218,100,900
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	124	195	319
Class B ordinary shares—$0.0001 par value	719	—	719
Additional paid-in-capital	5,041,015	735,295	5,776,310
Accumulated deficit	(41,854)	(735,490)	(777,344)

Total shareholders’ equity	5,000,004	—	5,000,004

Total liabilities and shareholders’ equity	$252,167,049	$—	$252,167,049

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(41,854)	$—	$(41,854)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	—	—
Financing costs—derivative warrant liabilities	—	(735,490)	(735,490)
Total other (expense) income	—	(735,490)	(735,490)
Net loss	$(41,854)	$(735,490)	$(777,344)

Basic and Diluted weighted-average Class A ordinary share outstanding	—		21,810,415

Basic and Diluted net income per Class A ordinary shares	$—		$—

Basic and Diluted weighted-average Class B ordinary share outstanding	6,437,865		6,732,994

Basic and Diluted net loss per Class B ordinary shares	$(0.01)		$(0.12)

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(41,854)	$(735,490)	$(777,344)
Adjustment to reconcile net loss to net cash used in operating activities	16,000	735,490	751,490
Net cash used in operating activities	(26,800)	—	(26,800)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,773,258	—	251,773,258

Net change in cash	$1,746,458	$—	$1,746,458

Amendment No. 2
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 24, 2021, to classify all outstanding Class A ordinary shares subject to possible redemption in temporary equity. In accordance with
ASC 480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on September 25, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 24, 2021, (collectively the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020.
Impact of the Restatement
The change in the carrying value of the redeemable Class A ordinary shares in the IPO Balance Sheet resulted in a reclassification of approximately 3.2 million Class A ordinary shares from permanent equity to temporary equity as presented below. The impact is presented below:

	As of September 21, 2020
	As Reported,
	As Restated	Adjustment	As Restated
Balance Sheet
Total assets	$252,174,258	$—	$252,174,258
Total liabilities	$29,049,500	$—	$29,049,500
Class A ordinary shares subject to possible redemption	218,124,750	31,875,250	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,747,460	(5,747,460)	—
Accumulated deficit	(748,490)	(26,127,471)	(26,875,961)
Total shareholders’ equity (deficit)	$5,000,008	$(31,875,250)	$(26,875,242)
Total Liabilities, Class A Ordinary Shares Subject to Possible
Redemption and Shareholders’ Equity (Deficit)	$252,174,258	$—	$252,174,258
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of December 31, 2020 and for the period from July 21, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$250,827,490	$—	$250,827,490

Total liabilities	30,243,507	—	30,243,507
Class A ordinary shares subject to possible redemption	215,583,980	34,416,020	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	344	(344)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	8,293,299	(8,293,299)	—
Accumulated deficit	(3,294,265)	(26,122,377)	(29,416,642)

Total shareholders’ equity	5,000,003	(34,416,020)	(29,416,017)

Total liabilities and shareholders’ equity	$250,827,490	$—	$250,827,490

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,841	(2,378,506)	$(2,374,665)

Basic and Diluted weighted-average Class A ordinary share outstanding	21,719,416	(5,580,185)	16,139,241

Basic and Diluted net income per Class A ordinary shares	$0.00	(0.15)	$(0.15)

Loss allocable to non-redeemable ordinary shares	$(3,298,105)	2,378,505	$(919,600)

Basic and Diluted weighted-average Class B ordinary share outstanding	8,310,766	(2,060,766)	6,250,000

Basic and Diluted net loss per Class B ordinary shares	$(0.40)	0.25	$(0.15)

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Shareholders’ Deficit
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,471)	(26,146,471)
Shares subject to possible redemption	(215,583,980)	215,583,980	—
Quarterly Financial Information (Unaudited)
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement of the Company’s financial statements. The restatement had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form
10-Q
for the quarterly period ended September 30, 2020. The financial information that has been previously filed or otherwise reported for the quarterly period ended September 30, 2020 is superseded by the information in this Annual Report, and the financial statements and related financial information for the quarterly period ended September 30, 2020 contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,167,049	$—	$252,167,049

Total liabilities	29,066,145	—	29,066,145
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,100,900	31,899,100	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	319	(319)	—
Class B ordinary shares - $0.0001 par value	719	—	719
Additional paid-in-capital	5,776,310	(5,776,310)	—
Accumulated deficit	(777,344)	(26,122,471)	(26,899,815)

Total shareholders’ equity	5,000,004	(31,899,100)	(26,899,096)

Total liabilities and shareholders’ equity	$252,167,049	$—	$252,167,049

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations
Earnings (loss) allocable to ordinary shares subject to possible redemption	$—	(293,337)	$(293,337)

Basic and Diluted weighted-average Class A ordinary share outstanding	21,810,415	(18,022,536)	3,787,879

Basic and Diluted net income (loss) per Class A ordinary shares	$—	(0.08)	$(0.08)

Loss allocable to non-redeemable ordinary shares	$(777,344)	293,337	$(484,007)

Basic and Diluted weighted-average Class B ordinary share outstanding	6,732,994	(482,994)	6,250,000

Basic and Diluted net loss per Class B ordinary shares	$(0.12)	0.04	$(0.08)

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Shareholders’ Deficit
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,471)	(26,146,471)
Shares subject to possible redemption	218,124,750	(218,124,750)	—